LEASES	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES	LEASES
The Company has entered into various non-cancelable operating lease agreements for certain office spaces and motor vehicles. The leases have original lease periods expiring between 2024 and 2037. The Company does not assume renewals in its determination of the lease term unless the renewals are considered as reasonably assured.
The operating lease cost for the year ended December 31, 2023 was $23,053.
Supplemental cash flow information related to leases was as follows:

Year ended December 31, 2023
Cash payments related to operating lease	$18,469
New right-of-use assets obtained in exchange for operating lease obligations	11,257
Maturities of lease liabilities were as follows:

Operating Leases
2024	$17,962
2025	16,430
2026	16,477
2027	15,521
2028	13,634
Thereafter	66,758
Total lease payments	146,782

Less imputed interest	(30,126)

Total	$116,656
Supplemental balance sheet information related to leases was as follows:

Year ended December 31, 2023
Current maturities of operating leases	13,747
Long-term operating leases	102,909
Total operating lease liabilities	$116,656

Weighted-average remaining operating lease term	9.80
Weighted-average discount rate of operating leases	5.2%